Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 2,417	$ 2,108	$ 2,999
Additions related to current year tax positions	277	982	12
Statue of limitations release	(570)	(673)	(903)
Settlements	(1,319)
Ending balance	$ 805	$ 2,417	$ 2,108